Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accruals	$ 1,087,478	$ 140,000
Payroll payable	2,366,113	304,609	2,185,617
Interest payable			46,397
VAT	2,435,091	313,489	834,902
Deposit received	814,863	104,904
Others	589,279	75,863	138,789
Total	$ 7,292,824	$ 938,865	$ 3,205,705